Acquisition of Qianhai Baiyu (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of purchase price allocation to assets acquired and liabilities
As of October 26, 2020
Cash and cash equivalents	$287,129
Inventories	406,503
Prepayments	27,917,158
Other current assets	374,300
Intangible assets (customer relationship)	20,117,564
Bank borrowings	(1,653,247)
Advances from customers	(2,302,998)
Taxes payable	(4,173,333)
Other current liabilities	(2,703,477)
Deferred tax liabilities	(5,029,391)
Goodwill	69,322,325
Total purchase consideration	$102,562,533

Schedule of estimated amortization expense related to the intangible assets
For the year ended December 31	Amortization expenses
2021	$3,262,308
2022	3,262,308
2023	3,262,308
2024	3,262,308
2025 and thereafter	6,524,614
$19,573,846

Schedule of amount of revenue and net loss
From acquisition date to December 31, 2020
Net revenue	$13,859,161

Net income	$720,871

Schedule of pro forma information
	For the years ended December 31,
	2020		2019
Pro forma revenue	$93,249,822		$22,115,560
Pro forma net income (loss)	$2,515,744	(1)(2)	(3,412,879	)(1)(2)
Pro forma net income (loss) attributable to TD Holdings, Inc.	$2,515,744	(1)(2)	(3,404,307	)(1)(2)
Pro forma income (loss) per share - basic and diluted	$0.05		$(0.48)
Weighted average shares - basic and diluted	51,273,048		7,122,560